Statement of Changes in Equity - ARS ($) $ in Millions	Share Capital [member]	Adjustment to Share Capital [member]	Treasury stock [member]	Adjustment to Treasury Stock [member]	Additional Paid-in Capital [member]	Cost Treasury Stock [member]	Legal Reserve [member]	Voluntary Reserve [member]	Other Reserve [member]	Other Comprehensive Loss [member]	Retained Earnings [member]	Total
Beginning balance at Dec. 31, 2017	$ 899	$ 37,036	$ 7	$ 150	$ 482		$ 320	$ 768		$ (279)	$ 18,796	$ 58,179
Change of accounting standard - Adjustment by model of expected losses IFRS 9											(126)	(126)
Balance at December 31, 2017 restated	899	37,036	7	150	482		320	768		(279)	18,670	58,053
Other reserve constitution - Share-bases compensation plan									$ 22			22
Payment of Other reserve constitution - Share-bases compensation plan		2		(2)	22				$ (22)
Acquisition of own shares	(16)	(350)	16	350		$ (2,237)						(2,237)
Other comprehensive loss for the year										(8)		(8)
Profit for the year											8,995	8,995
Ending balance at Dec. 31, 2018	883	36,688	23	498	504	(2,237)	320	768		(287)	27,665	64,825
Ordinary and Extraordinary Shareholders' Meeting held on April 24, 2019							1,435	26,230			(27,665)
Acquisition of own shares	(8)	(284)	8	284		(816)						(816)
Other comprehensive loss for the year										(7)		(7)
Profit for the year											16,518	16,518
Ending balance at Dec. 31, 2019	875	36,404	31	782	504	(3,053)	1,755	26,998		(294)	16,518	80,520
Ordinary and Extraordinary Shareholders' Meeting held on April 24, 2019							826	15,692			(16,518)
Other reserve constitution - Share-bases compensation plan										76		76
Profit for the year											(17,698)	(17,698)
Ending balance at Dec. 31, 2020	$ 875	$ 36,404	$ 31	$ 782	$ 504	$ (3,053)	$ 2,581	$ 42,690		$ (218)	$ (17,698)	$ 62,898